SHARE-BASED COMPENSATION, SARs granted to Eligible Persons (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Options [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 314,171	$ 207,632	$ 180,144
Cash received for the exercise in the respective years	50,211	77,639	61,949
Share Options [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	0	390	130
Share Options [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	0	5	69
Share Options [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	313,917	207,204	179,544
Share Options [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	254	33	401
RSAs/RSUs [Member]
Share-based Compensation [Abstract]
Compensation expense	399,051	247,681	97,738
RSAs/RSUs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	11,104	8,318	4,385
RSAs/RSUs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	36,812	23,350	10,100
RSAs/RSUs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	67,388	67,421	37,433
RSAs/RSUs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	283,747	148,592	45,820
SARs [Member]
Share-based Compensation [Abstract]
Compensation expense	(7,326)	15,011	12,364
SARs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	(1,928)	3,389	2,867
SARs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	(1,762)	6,850	5,462
SARs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	(2,993)	3,658	3,534
SARs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ (643)	$ 1,114	$ 501